Securitisations - Continuing involvement in financial assets that have been derecognised (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 348	£ 189
Fair value	342	188
Maximum exposure to loss	348	189
Gain (loss) from continuing involvement for the year ended	4	1
Gain (loss) from continuing involvement, cumulative	8	4
Asset-backed securities [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	56
Fair value	56
Maximum exposure to loss	56
Gain (loss) from continuing involvement for the year ended	1
Gain (loss) from continuing involvement, cumulative	1
Residential Mortgage Backed Securities [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	49
Fair value	49
Maximum exposure to loss	49
Gain (loss) from continuing involvement for the year ended	1
Gain (loss) from continuing involvement, cumulative	1
Commercial mortgage backed security [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	243	189
Fair value	237	188
Maximum exposure to loss	243	189
Gain (loss) from continuing involvement for the year ended	2	1
Gain (loss) from continuing involvement, cumulative	£ 6	£ 4